LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Operating Lease Maturity
The future minimum lease payments under the Company's non-cancellable operating leases as at December 31, 2021 are as follows:

(in thousands of $)
2022	1,289
2023	1,048
2024	1,076
2025	1,105
Total minimum lease payments	4,518
Less: Imputed interest	(282)
Present value of operating lease liabilities	4,236

The future minimum lease payments under the Company's non-cancellable operating leases as at December 31, 2020 are as follows:

(in thousands of $)
2021	4,705
2022	1,182
2023	1,078
2024	1,107
2025	1,137
Total minimum lease payments	9,209
Less: Imputed interest	(484)
Present value of operating lease liabilities	8,725

Schedule of Future Rental Income	The minimum future revenues to be received under our fixed rate contracts as of December 31, 2021 are as follows:

(in thousands of $)
2022	28,968
Total minimum lease payments	28,968

The minimum future revenues to be received under our fixed rate contracts as of December 31, 2020 are as follows:

(in thousands of $)
2021	63,613
2022	28,968
Total minimum lease payments	92,581